CONSOLIDATED STATEMENT OF CHANGES IN STOCKHOLDERS' EQUITY (USD $) In Thousands	Common Stock	Capital Surplus	Retained Earnings	Accumulated Other Comprehensive Income (Loss)	Treasury Stock	Total
Beginning Balance at Dec. 31, 2009	$ 807	$ 5,552	$ 42,318	$ 507	$ (2,067)	$ 47,117
Net Income			5,159			5,159
Other comprehensive loss				(37)		(37)
Exercise of stock options (2010 : 38,440, 2011 : 1,428, 2012 : 2,700 shares)	19	721				740
Cash dividends (2010 : 1.44, 2011 : 1.44, 2012 : 1.46 per share)			(2,300)			(2,300)
Ending Balance at Dec. 31, 2010	826	6,273	45,177	470	(2,067)	50,679
Net Income			5,336			5,336
Other comprehensive loss				1,226		1,226
Stock compensation expense		130				130
Exercise of stock options (2010 : 38,440, 2011 : 1,428, 2012 : 2,700 shares)	1	48				49
Cash dividends (2010 : 1.44, 2011 : 1.44, 2012 : 1.46 per share)			(2,320)			(2,320)
Ending Balance at Dec. 31, 2011	827	6,451	48,193	1,696	(2,067)	55,100
Net Income			6,614			6,614
Other comprehensive loss				192		192
Stock compensation expense		305				305
Exercise of stock options (2010 : 38,440, 2011 : 1,428, 2012 : 2,700 shares)	1	98				99
Acquistion of 24,160 shares for restricted stock plan		(846)	(8)		854	0
Cash dividends (2010 : 1.44, 2011 : 1.44, 2012 : 1.46 per share)			(2,373)			(2,373)
Ending Balance at Dec. 31, 2012	$ 828	$ 6,008	$ 52,426	$ 1,888	$ (1,213)	$ 59,937